Summary of Significant Accounting Policies (Details 4)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2014 PRC Shandong Borun	Dec. 31, 2014 PRC Daqing Borun	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum
Significant Accounting Policy
Value-added tax charged to customers	$ 8,144,986	49,839,169	44,646,052
Value added tax rate (as a percent)											13.00%	17.00%
Input VAT paid for purchase of corn but not yet validated by the PRC Taxing Authority	9,470,656	57,950,944	40,761,846
Consumption tax rate (as a percent)	5.00%	5.00%
Consumption tax netted against sales revenue	12,512,571	76,564,421	80,054,943	95,920,874
Consumption tax payable	1,904,031	11,650,764	20,351,703
Retirement and other postretirement benefits
Expense for employee benefits	1,602,989	9,808,692	9,194,271	9,448,608
Statute of limitations period					5 years	5 years
Uncertain tax positions		0	0
Estimated interest costs and penalties provided for uncertain tax positions		0	0	0
Threshold percentage to determine whether statutory surplus reserves can be converted into capital					25.00%	25.00%
Required minimum percentage of after-tax-profit allocated to statutory surplus reserve					10.00%	10.00%
Threshold percentage of statutory surplus reserves of the registered capital, used as criteria of allocation requirement					50.00%	50.00%
Annual percentage of after-tax-profit allocated to statutory surplus reserve									10.00%	10.00%
Transfer to statutory reserves					$ 1,294,503	7,921,066	7,954,033	18,815,144